Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Global Trends Allocation Fund

(the “Fund”)

Supplement dated February 19, 2019, to the

Prospectuses and Summary Prospectuses, each dated April 30, 2018

Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Global Trends Allocation Fund—Summary—Performance” section of the Institutional Shares Prospectus and the “Performance” section of the Goldman Sachs Global Trends Allocation Fund’s Institutional Shares Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	Since Inception
Institutional Shares (Inception 10/16/13)	13.36%	4.49%
60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index	14.52%	6.82%
MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.40%	9.26%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	3.54%	2.94%

The Average Annual Total Return tables in the “Goldman Sachs Global Trends Allocation Fund—Summary—Performance” section of the Service Shares Prospectus and the “Performance” section of the Goldman Sachs Global Trends Allocation Fund’s Service Shares Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Year	Since Inception
Service Shares (Inception 4/16/12)	13.11%	5.58%	5.54%
60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index	14.52%	7.85%	7.90%
MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.40%	11.63%	11.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	3.54%	2.10%	2.36%

Institutional | Goldman Sachs Global Trends Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Global Trends Allocation Fund

(the “Fund”)

Supplement dated February 19, 2019, to the

Prospectuses and Summary Prospectuses, each dated April 30, 2018

Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Global Trends Allocation Fund—Summary—Performance” section of the Institutional Shares Prospectus and the “Performance” section of the Goldman Sachs Global Trends Allocation Fund’s Institutional Shares Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	Since Inception
Institutional Shares (Inception 10/16/13)	13.36%	4.49%
60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index	14.52%	6.82%
MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.40%	9.26%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	3.54%	2.94%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2017
Institutional | Goldman Sachs Global Trends Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2013
Institutional | Goldman Sachs Global Trends Allocation Fund | 60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Institutional | Goldman Sachs Global Trends Allocation Fund | MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Institutional | Goldman Sachs Global Trends Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Service | Goldman Sachs Global Trends Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Global Trends Allocation Fund

(the “Fund”)

Supplement dated February 19, 2019, to the

Prospectuses and Summary Prospectuses, each dated April 30, 2018

Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Global Trends Allocation Fund—Summary—Performance” section of the Service Shares Prospectus and the “Performance” section of the Goldman Sachs Global Trends Allocation Fund’s Service Shares Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2017	1 Year	5 Year	Since Inception
Service Shares (Inception 4/16/12)	13.11%	5.58%	5.54%
60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index	14.52%	7.85%	7.90%
MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	22.40%	11.63%	11.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	3.54%	2.10%	2.36%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2017
Service | Goldman Sachs Global Trends Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.11%
5 Year	rr_AverageAnnualReturnYear05	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 2012
Service | Goldman Sachs Global Trends Allocation Fund | 60% MSCI World / 40% Bloomberg Barclays U.S. Aggregate Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Year	rr_AverageAnnualReturnYear05	7.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Service | Goldman Sachs Global Trends Allocation Fund | MSCI World Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Year	rr_AverageAnnualReturnYear05	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
Service | Goldman Sachs Global Trends Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Year	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%